Net Earnings Per Share (Narrative) (Details) - shares	Sep. 20, 2019	Sep. 17, 2019	Sep. 27, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Shares of common stock previously held by Danaher (in shares)		100
Shares held by Danaher (in shares)			158,700,000	100
Issuance of common stock (in shares)	30,800,000
Common stock
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Envista stock issued as consideration to danaher as part of separation agreement		127,900,000